Earnings per share (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Earnings Per Share

	For the year ended
(Millions of Canadian dollars, except share and per share amounts)	October 31 2018	October 31 2017
Basic earnings per share
Net Income	$12,431	$11,469
Preferred share dividends	(285)	(300)
Net income attributable to non-controlling interest	(31)	(41)
Net income available to common shareholders	12,115	11,128
Weighted average number of common shares (in thousands)	1,443,894	1,466,988
Basic earnings per share (in dollars)	$8.39	$7.59
Diluted earnings per share
Net income available to common shareholders	$12,115	$11,128
Dilutive impact of exchangeable shares	15	15
Net income available to common shareholders including dilutive impact of exchangeable shares	12,130	11,143
Weighted average number of common shares (in thousands)	1,443,894	1,466,988
Stock options (1)	2,691	3,273
Issuable under other share-based compensation plans	742	744
Exchangeable shares (2)	3,158	3,416
Average number of diluted common shares (in thousands)	1,450,485	1,474,421
Diluted earnings per share (in dollars)	$8.36	$7.56

(1)	The dilutive effect of stock options was calculated using the treasury stock method. When the exercise price of options outstanding is greater than the average market price of our common shares, the options are excluded from the calculation of diluted earnings per share. For the year ended October 31, 2018, an average of 657,353 outstanding options with an average price of $102.33 were excluded from the calculation of diluted earnings per share. For the year ended October 31, 2017, no outstanding options were excluded from the calculation of diluted earnings per share.
(2)	Includes exchangeable preferred shares.